Investments (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Investments Abstract
Schedule of equity interest valued by the equity

	Equity		Contribution	Profit (loss) for the period
	March 31, 2024	December 31, 2023	January to March 2024	January to March 2024	(*)	January to March 2023

Sesamm	65,511	61,275	-	4,236	-	4,630
Águas de Andradina	35,582	34,088	-	1,494	-	389
Águas de Castilho	13,384	12,784	-	600	-	402
Attend Ambiental	47,823	43,263	-	4,560	-	4,016
Aquapolo Ambiental	112,297	102,442	-	9,855	-	8,610
Paulista Geradora de Energia - PGE (**)	42,917	42,307	590	20	-	(28)
Cantareira SP Energia	10,711	10,650	-	61	-	(258)
FOXX URE-BA Ambiental	62,430	63,309	-	(295)	(584)	(6,549)
Infranext Soluções em Pavimentação (***)	4,699	4,699	-	-	-	(340)
Sabesp Olímpia	(3,121)	(3,066)	-	(55)	-	-

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s financial statements.
(**)	In 2023, a contribution of R$ 20,600 was defined, with Servtec and Tecniplan paying R$ 14,860 of this amount in the same year. In 2024, Servtec and Tecniplan paid the remaining amount of R$ 590, with the total paid-in amount corresponding to a 75% equity interest. As of March 31, 2024, SABESP had an outstanding payable amount of R$ 5,150.
(***)	Infranext’s share capital will be R$ 12,000. As of December 31, 2023, SABESP had an outstanding payable amount of R$ 4,950. The information presented refers to the position as of December 31, 2023, the last balance sheet received.

	Investments		Equity results of investments		Interest percentage
	March 31, 2024	December 31, 2023	January to March 2024	(*)	March 31, 2024	December 31, 2023
Sesamm	23,584	22,059	1,525	-	36%	36%
Águas de Andradina	10,673	10,225	448	-	30%	30%
Águas de Castilho	4,015	3,835	180	-	30%	30%
Attend Ambiental	21,521	19,469	2,052	-	45%	45%
Aquapolo Ambiental	55,025	50,196	4,829	-	49%	49%
Paulista Geradora de Energia	6,866	6,861	5	-	25%	25%
Cantareira SP Energia	5,242	5,212	30	-	49%	49%
FOXX URE-BA Ambiental	12,486	12,663	(60)	(117)	20%	20%
Infranext Soluções em Pavimentação (***)	-	-	-	-	45%	45%
Total	139,412	130,520	9,009	(117)
FOXX URE-BA Ambiental – Fair value (**)	25,018	25,244
Other investments	6,099	6,099
Overall total	170,529	161,863

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s financial statements.

(**)	The amount presented refers to the fair value adjustment in the acquisition of FOXX URE-BA in 2024.

(***)	The amount of the investee’s loss exceeding the investment was reclassified to Noncurrent Liabilities.